Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2022
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of September 30, 2022 and December 31, 2021, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade receivables	158,611	227,343
Tax receivables	39,700	59,350
Prepayments	24,054	9,342
Other accounts receivable	8,351	11,108
Total	230,716	307,143